Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,436,509,326
Impairment			$ (151,444,560)
Ending balance	1,402,486,084	$ 71,254,037	1,436,509,326
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,155,845,995		3,268,797,613
Acquisitions	114,825,065		93,979,818
Reclassifications	1,762,246		(3,920,974)
Impairment	21,418,997		(151,444,560)
Disposals	(29,697,055)		(51,565,902)
Ending balance	3,264,155,248		3,155,845,995
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,719,336,669)		(1,601,055,365)
Depreciation and amortization	(153,382,040)		(156,704,513)
Reclassifications	(1,762,246)		3,920,978
Disposals	12,811,791		34,502,231
Ending balance	(1,861,669,164)		(1,719,336,669)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	362,001,214
Ending balance	374,667,268		362,001,214
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	756,025,360		758,446,110
Acquisitions	13,362,218		10,018,030
Reclassifications	1,400,531		3,146,955
Capitalization	25,752,538		43,033,864
Impairment	20,226,139		(48,020,616)
Disposals	(5,496,395)		(10,598,983)
Ending balance	811,270,391		756,025,360
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(394,024,147)		(360,016,979)
Depreciation and amortization	(44,925,549)		(45,709,123)
Reclassifications	(212,207)		2,799,244
Disposals	2,558,780		8,902,711
Ending balance	$ (436,603,123)		(394,024,147)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 Years	20 Years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 Years	35 Years
Drilling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,429,132
Ending balance	$ 14,082,484		18,429,132
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 Years	20 Years
Drilling equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,443,116		23,269,116
Acquisitions	1,059,027		418,283
Reclassifications	45,268
Disposals	(4,466,446)		(244,283)
Ending balance	20,080,965		23,443,116
Drilling equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,013,984)		(2,942,575)
Depreciation and amortization	(1,347,046)		(2,198,867)
Reclassifications	(45,953)
Disposals	408,502		127,458
Ending balance	(5,998,481)		(5,013,984)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	321,908,762
Ending balance	247,971,910		321,908,762
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	481,868,176		460,145,428
Acquisitions	852,308		7,054,793
Reclassifications	(1,603,022)		(53,349)
Capitalization	2,456,977		21,357,074
Impairment	(59,632,531)		2,226,771
Disposals	(2,705,958)		(8,862,541)
Ending balance	421,235,950		481,868,176
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(159,959,414)		(152,365,227)
Depreciation and amortization	(14,799,664)		(15,095,115)
Reclassifications	232,680		(72,841)
Disposals	1,262,358		7,573,769
Ending balance	$ (173,264,040)		(159,959,414)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 Years	15 Years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 Years	45 Years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 359,348,274
Ending balance	405,855,977		359,348,274
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,267,747,910		1,318,822,917
Acquisitions	38,829,246		14,937,882
Capitalization	21,269,614		36,564,811
Impairment	59,774,797		(83,236,991)
Disposals	(8,297,844)		(19,340,709)
Ending balance	1,379,323,723		1,267,747,910
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(908,399,636)		(850,536,754)
Depreciation and amortization	(70,255,577)		(74,673,473)
Disposals	5,187,467		16,810,591
Ending balance	(973,467,746)		(908,399,636)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,659,462
Ending balance	21,920,907		23,659,462
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,700,471		62,743,033
Acquisitions	329,969		802,300
Reclassifications	37,343		98,245
Capitalization	991,061		1,265,246
Impairment	(831,561)
Disposals	(382,120)		(208,353)
Ending balance	64,845,163		64,700,471
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,041,009)		(39,124,631)
Depreciation and amortization	(2,026,403)		(1,906,164)
Reclassifications	17,387		(69,236)
Disposals	125,769		59,022
Ending balance	$ (42,924,256)		(41,041,009)
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 Years	33 Years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 Years	35 Years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 148,222,706
Ending balance	$ 146,651,175		148,222,706
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 Years	25 Years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 313,429,941		322,704,205
Acquisitions	4,958,299		7,811,374
Reclassifications	(4,039,499)		(10,199,213)
Capitalization			8,677,765
Impairment	12,133,524		(15,564,190)
Ending balance	326,482,265		313,429,941
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(165,207,235)		(153,161,770)
Depreciation and amortization	(15,968,324)		(13,192,369)
Reclassifications	1,344,469		1,146,904
Ending balance	(179,831,090)		(165,207,235)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,084,714
Ending balance	9,858,664		12,084,714
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,057,652		50,746,687
Acquisitions	473,812		1,183,679
Reclassifications	3,015,144		(96,899)
Capitalization	163,000		30,879
Disposals	(2,689,566)		(806,694)
Ending balance	52,020,042		51,057,652
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(38,972,938)		(36,990,666)
Depreciation and amortization	(2,827,887)		(2,890,563)
Reclassifications	(3,003,850)		102,375
Disposals	2,643,297		805,916
Ending balance	$ (42,161,378)		(38,972,938)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 Years	3 Years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 Years	10 Years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 16,453,330
Ending balance	7,740,902		16,453,330
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,171,636		19,442,845
Acquisitions	117,632		284,445
Reclassifications	101,424		(75,674)
Capitalization	227,334		3,746,395
Impairment	(6,981,561)
Disposals	(1,476,513)		(226,375)
Ending balance	15,159,952		23,171,636
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,718,306)		(5,916,763)
Depreciation and amortization	(1,231,590)		(1,038,839)
Reclassifications	(94,772)		14,532
Disposals	625,618		222,764
Ending balance	$ (7,419,050)		(6,718,306)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 Years	5 Years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 Years	25 Years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 129,736,382
Ending balance	129,352,513		129,736,382
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	129,736,382		207,414,148
Acquisitions	54,407,962		51,410,469
Reclassifications	32,280		(812,943)
Capitalization	(50,828,761)		(114,700,828)
Impairment	(3,269,810)		(6,849,534)
Disposals	(725,540)		(6,724,930)
Ending balance	129,352,513		129,736,382
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,546,699
Ending balance	44,351,625		44,546,699
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,546,699		44,571,618
Acquisitions	434,698		58,563
Reclassifications	(6,620)		(560)
Capitalization			29,248
Disposals	(623,152)		(112,170)
Ending balance	44,351,625		44,546,699
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	(106)
Reclassifications	2,780,266
Disposals	(2,780,160)
Other Fixed Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,651
Ending balance	32,659		118,651
Other Fixed Assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,651		491,506
Reclassifications	(869)		4,072,464
Capitalization	(31,763)		(4,454)
Disposals	(53,361)		(4,440,865)
Ending balance	$ 32,659		$ 118,651